CAPITAL ACQUISITIONS AND DISPOSITIONS - Schedule of Minor Acquisitions and Dispositions (Details) - CAD ($) $ in Millions						12 Months Ended
	Oct. 09, 2024	Jun. 14, 2024	Mar. 21, 2024	Jan. 26, 2024	Oct. 24, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain (loss) on capital dispositions						$ 10.2	$ 0.7
Other minor acquisitions and dispositions, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash						(25.2)
Deferred consideration receivable						0.0
Consideration (paid) received						(25.2)
Working capital						(6.0)
Other long-term assets						(0.1)
Exploration and evaluation						15.8
Property, plant and equipment						19.3
Goodwill						0.0
Decommissioning liability						0.5
Derivative liability						0.0
Deferred income tax liability						(8.1)
Fair value of net assets acquired (Carrying value of net assets disposed)						21.4
Gain (loss) on capital dispositions						$ (3.8)
Hammerhead acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash							(1,544.0)
Common shares							(493.0)
Deferred consideration receivable							0.0
Consideration (paid) received							(2,037.0)
Working capital							(116.7)
Derivative asset							12.3
Other long-term assets							0.0
Exploration and evaluation							354.8
Property, plant and equipment							2,406.6
Right-of-use asset							4.3
Goodwill							72.6
Long-term debt							(363.8)
Decommissioning liability							(9.9)
Derivative liability							(0.3)
Lease liability							(4.3)
Deferred income tax liability							(318.6)
Fair value of net assets acquired (Carrying value of net assets disposed)							2,037.0
Gain (loss) on capital dispositions							0.0
Assets acquired, excluding commitments relating to transportation							696.6
Assets acquired, excluding commitments relating to gas processing							156.7
Assets acquired, excluding commitments relating to operation							4.8
Hammerhead acquisition | Accounts Receivable
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital							115.4
Hammerhead acquisition | Prepaids and Deposits
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital							7.6
Hammerhead acquisition | Accounts Payable and Accrued Liabilities
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital							239.7
Southern Alberta Disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash							(370.4)
Common shares							0.0
Deferred consideration receivable							0.0
Consideration (paid) received							(370.4)
Working capital							0.0
Derivative asset							0.0
Other long-term assets							0.0
Exploration and evaluation							52.1
Property, plant and equipment							323.7
Right-of-use asset							0.0
Goodwill							0.0
Long-term debt							0.0
Decommissioning liability							(5.4)
Derivative liability							0.0
Lease liability							0.0
Deferred income tax liability							0.0
Fair value of net assets acquired (Carrying value of net assets disposed)							370.4
Gain (loss) on capital dispositions							0.0
Alberta Montney Acquisition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash							(1,700.4)
Common shares							0.0
Deferred consideration receivable							0.0
Consideration (paid) received							(1,700.4)
Working capital							0.0
Derivative asset							0.0
Other long-term assets							0.1
Exploration and evaluation							108.3
Property, plant and equipment							1,616.6
Right-of-use asset							0.0
Goodwill							0.0
Long-term debt							0.0
Decommissioning liability							(24.6)
Derivative liability							0.0
Lease liability							0.0
Deferred income tax liability							0.0
Fair value of net assets acquired (Carrying value of net assets disposed)							1,700.4
Gain (loss) on capital dispositions							0.0
Other dispositions
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash							17.3
Common shares							0.0
Deferred consideration receivable							0.0
Consideration (paid) received							17.3
Working capital							0.0
Derivative asset							0.0
Other long-term assets							0.0
Exploration and evaluation							(0.1)
Property, plant and equipment							(20.8)
Right-of-use asset							0.0
Goodwill							(0.6)
Long-term debt							0.0
Decommissioning liability							4.3
Derivative liability							0.0
Lease liability							0.0
Deferred income tax liability							0.0
Fair value of net assets acquired (Carrying value of net assets disposed)							(17.2)
Gain (loss) on capital dispositions							0.1
North Dakota Disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash					$ (12.7)		504.6
Common shares							0.0
Deferred consideration receivable					0.0		81.2
Consideration (paid) received					(12.7)		585.8
Working capital					0.0		9.1
Derivative asset							0.0
Other long-term assets					0.0		0.0
Exploration and evaluation					0.0		(1.8)
Property, plant and equipment					1.6		(635.2)
Right-of-use asset							(1.0)
Goodwill					0.0		0.0
Long-term debt							0.0
Decommissioning liability					0.0		13.7
Derivative liability					0.0		19.0
Lease liability							1.1
Deferred income tax liability					0.0		0.0
Fair value of net assets acquired (Carrying value of net assets disposed)					1.6		(595.1)
Gain (loss) on capital dispositions					$ (11.1)		(9.3)
North Dakota Disposition | Accounts Payable and Accrued Liabilities
Disclosure of impairment loss and reversal of impairment loss [line items]
Working capital							$ 9.1
Southern Alberta disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash				$ 12.1
Deferred consideration receivable				25.0
Consideration (paid) received				37.1
Working capital				0.0
Other long-term assets				0.0
Exploration and evaluation				0.0
Property, plant and equipment				(129.5)
Goodwill				(3.7)
Decommissioning liability				92.4
Derivative liability				0.0
Deferred income tax liability				0.0
Fair value of net assets acquired (Carrying value of net assets disposed)				(40.8)
Gain (loss) on capital dispositions				$ (3.7)
Swan Hills disposition
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash			$ 80.5
Deferred consideration receivable			0.0
Consideration (paid) received			80.5
Working capital			0.0
Other long-term assets			0.0
Exploration and evaluation			0.0
Property, plant and equipment			(117.5)
Goodwill			(2.9)
Decommissioning liability			39.9
Derivative liability			3.5
Deferred income tax liability			0.0
Fair value of net assets acquired (Carrying value of net assets disposed)			(77.0)
Gain (loss) on capital dispositions			$ 3.5
Non-core Saskatchewan Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash		$ 531.6
Deferred consideration receivable		0.0
Consideration (paid) received		531.6
Working capital		0.0
Other long-term assets		0.0
Exploration and evaluation		0.0
Property, plant and equipment		(635.8)
Goodwill		0.0
Decommissioning liability		98.0
Derivative liability		0.0
Deferred income tax liability		0.0
Fair value of net assets acquired (Carrying value of net assets disposed)		(537.8)
Gain (loss) on capital dispositions		$ (6.2)
Montney Infrastructure
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	$ 400.0
Deferred consideration receivable	0.0
Consideration (paid) received	400.0
Working capital	0.0
Other long-term assets
Exploration and evaluation	0.0
Property, plant and equipment	(402.6)
Goodwill	0.0
Decommissioning liability	2.6
Derivative liability	0.0
Deferred income tax liability	0.0
Fair value of net assets acquired (Carrying value of net assets disposed)	(400.0)
Gain (loss) on capital dispositions	$ 0.0